Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Intangible assets, gross	$ 4,330,311	$ 4,330,311
Accumulated amortization and impairment:
Accumulated amortization	2,222,194	1,793,763
Intangible asset impairment	2,108,117
Accumulated amortization and impairment, Total	4,330,311	1,793,763
Intangible assets, net		2,536,548
Technology [Member]
Cost:
Intangible assets, gross	4,284,315	4,284,315
Backlog [Member]
Cost:
Intangible assets, gross	$ 45,996	$ 45,996